Income tax - Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax (Loss) Income (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
PRC statutory income tax rate	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate	10.40%	8.40%
Effect of tax-exempt entities	0.20%	(5.10%)	0.20%
Permanent differences	(13.90%)	32.50%	25.10%
Change in valuation allowance	(2.00%)	(7.80%)	1.50%
Effect of Super Deduction available to the Group	5.70%	(4.90%)	(0.80%)
Adjustments of deferred tax for changes in tax rates		3.60%
Effective income tax rate	(24.60%)	1.70%	1.00%